Pension Schemes - Schedule of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Service cost	£ 24	£ 24	£ 24
Settlement and past service (credits)/cost	0	(13)	(13)
Defined benefit pension expense	24	11	11
Net interest on net defined benefit obligation	9	10	12
Net defined benefit pension expense	33	21	23
UK schemes [member]
Disclosure of defined benefit plans [line items]
Service cost	21	21	21
Settlement and past service (credits)/cost	0	0	(8)
Defined benefit pension expense	21	21	13
Net interest on net defined benefit obligation	8	9	9
Net defined benefit pension expense	29	30	22
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Service cost	3	3	3
Settlement and past service (credits)/cost	0	(13)	(5)
Defined benefit pension expense	3	(10)	(2)
Net interest on net defined benefit obligation	1	1	3
Net defined benefit pension expense	£ 4	£ (9)	£ 1